Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	May 07, 2024
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	100
Common stock, shares issued	58,163,341	100
Common stock, shares outstanding	58,163,341	100